Financial Assets at Fair Value Through Other Comprehensive Income (Details) - Narrative $ in Millions	12 Months Ended
	Dec. 31, 2025 CLP ($) portfolio	Dec. 31, 2024 CLP ($)	Dec. 31, 2023 CLP ($)	Dec. 31, 2022 CLP ($)
Financial Assets at Fair Value Through Other Comprehensive Income [Line Items]
Available for sale investments	$ 405,311	$ 49,705
Changes in fair value of financial assets measured at FVOCI	$ 77,905	67,161	$ 89,748	$ 109,392
Assets derecognised or matured (excluding write-off)		89,808
Mortgage loans
Financial Assets at Fair Value Through Other Comprehensive Income [Line Items]
Number of housing portfolio transactions | portfolio	276
Assets derecognised or matured (excluding write-off)	$ 38,548	0
Reclassification adjustments on financial assets measured at fair value through other comprehensive income, net of tax	1,469
Equity attributable to owners of parent
Financial Assets at Fair Value Through Other Comprehensive Income [Line Items]
Changes in fair value of financial assets measured at FVOCI	80,320	69,012
Non-controlling interests
Financial Assets at Fair Value Through Other Comprehensive Income [Line Items]
Changes in fair value of financial assets measured at FVOCI	2,415	1,851
Comder Contraparte Central S.A.
Financial Assets at Fair Value Through Other Comprehensive Income [Line Items]
Available for sale investments	223,000	138,000
LondonClearingHouse
Financial Assets at Fair Value Through Other Comprehensive Income [Line Items]
Available for sale investments	$ 497,631	$ 484,624